Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,376	€ 1,983
Additions	61	254
Disposals		(105)
Share in net result	265	184	€ 214
Share in changes in equity (note 30.6)	25	12
Impairment reversals / (charges)		(4)
Dividend	(88)	(94)
Net exchange difference	45	(7)
Transfer to / (from) other headings	58	(836)
Other	0	(11)
Ending balance	1,743	1,376	1,983
At January 1	1,264	363
Additions	12	59
Disposals		(5)
Share in net result	112	111	12
Share in changes in equity (note 30.6)	(6)	7
Impairment reversals / (charges)	3	(20)
Dividends	(39)	(44)
Net exchange difference	2	(28)
Transfer (to)/from other headings	(58)	818
Other		1
At December 31	€ 1,289	€ 1,264	€ 363